ETC CABANA TARGET DRAWDOWN 10 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Exchange-Traded Funds — 99.8%	Shares	Fair Value
Commodity — 11.2%
Goldman Sachs Physical Gold ETF(a)	271,634	$ 13,000,403

Equity — 74.6%
Invesco Nasdaq 100 ETF	68,041	17,421,897
iShares Select Dividend ETF	39,812	5,990,114
State Street Energy Select Sector SPDR Fund	246,109	12,563,864
State Street Health Care Select Sector SPDR ETF	108,331	16,763,139
State Street Technology Select Sector SPDR ETF	80,360	11,562,197
State Street Utilities Select Sector SPDR ETF	248,462	10,745,982
Vanguard High Dividend Yield ETF	39,499	5,923,270
Vanguard Mega Cap ETF	22,749	5,768,919
		86,739,382
Fixed Income — 14.0%
iShares 7-10 Year Treasury Bond ETF	169,318	16,244,369

Total Exchange-Traded Funds (Cost $110,214,983)		115,984,154

Total Investments — 99.8%
(Cost $110,214,983)		115,984,154

Other Assets in Excess of Liabilities — 0.2%		218,990

Total Net Assets — 100.0%		$ 116,203,144

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.